INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
U.S. and foreign (loss) earnings from continuing operations before income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
U.S.	$(248,622)	$79,639	$174,792
Foreign	167,348	63,234	95,137
Total	$(81,274)	$142,873	$269,929

The components of the (benefit) provision for income taxes attributable to continuing operations are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Current income tax provision (benefit):
Federal	$23,343	$67,505	$(45,842)
State	3,662	7,785	(14,787)
Foreign	27,242	14,012	19,132
Current income tax provision (benefit)	54,247	89,302	(41,497)
Deferred income tax (benefit) provision:
Federal	(100,798)	(50,254)	74,255
State	(9,518)	(3,727)	3,090
Foreign	(8,865)	(5,805)	(476)
Deferred income tax (benefit) provision	(119,181)	(59,786)	76,869
Income tax (benefit) provision	$(64,934)	$29,516	$35,372

The current income tax payable was reduced by $51.8 million, $56.4 million and $45.0 million for the years ended December 31, 2016, 2015 and 2014, respectively, for excess tax deductions attributable to stock-based compensation. The related income tax benefits are recorded as increases to additional paid-in capital.
Income taxes receivable (payable) and deferred tax assets (liabilities) are included in the following captions in the accompanying consolidated balance sheet at December 31, 2016 and 2015:

	December 31,
	2016	2015
	(In thousands)
Income taxes receivable (payable):
Other current assets	$41,352	$26,793
Other non-current assets	1,615	1,564
Accrued expenses and other current liabilities	(5,788)	(33,029)
Income taxes payable	(33,528)	(33,692)
Net income taxes receivable (payable)	$3,651	$(38,364)

Deferred tax assets (liabilities):
Other non-current assets	$2,511	$1,970
Deferred income taxes	(228,798)	(348,773)
Net deferred tax liabilities	$(226,287)	$(346,803)

The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Accrued expenses	$40,273	$36,418
Net operating loss carryforwards	63,948	68,048
Tax credit carryforwards	11,570	13,753
Stock-based compensation	87,914	76,285
Cost method investments	9,955	6,251
Equity method investments	17,455	17,105
Intangible and other assets	13,708	—
Other	20,089	16,057
Total deferred tax assets	264,912	233,917
Less valuation allowance	(88,170)	(90,482)
Net deferred tax assets	176,742	143,435
Deferred tax liabilities:
Investment in subsidiaries	(385,474)	(382,254)
Intangible and other assets	—	(88,846)
Other	(17,555)	(19,138)
Total deferred tax liabilities	(403,029)	(490,238)
Net deferred tax liabilities	$(226,287)	$(346,803)

At December 31, 2016, the Company has federal and state net operating losses ("NOLs") of $71.8 million and $123.5 million, respectively. If not utilized, the federal NOLs will primarily expire at various times between 2030 and 2036, and the state NOLs will expire at various times between 2017 and 2036. Utilization of federal and state NOLs will be subject to limitations under Section 382 of the Internal Revenue Code and applicable state law. At December 31, 2016, the Company has foreign NOLs of $126.3 million available to offset future income. Of these foreign NOLs, $112.4 million can be carried forward indefinitely and $13.9 million will expire at various times between 2017 and 2036. During 2016, the Company recognized tax benefits related to NOLs of $19.8 million. At December 31, 2016, the Company has federal and state capital losses of $16.5 million and $26.2 million, respectively. If not utilized, the capital losses will expire between 2017 and 2021. Utilization of capital losses will be limited to the Company's ability to generate future capital gains.
At December 31, 2016, the Company has tax credit carryforwards of $18.3 million. Of this amount, $9.1 million relates to state tax credits for research activities, $3.9 million relates to federal credits for foreign taxes, and $5.3 million relates to various state and local tax credits. Of these credit carryforwards, $11.0 million can be carried forward indefinitely and $7.3 million will expire primarily by 2018.
During 2016, the Company's valuation allowance decreased by $2.3 million primarily due to the decrease in state and foreign net operating losses and foreign tax credits, partially offset by an increase in federal and state capital losses and other-than-temporary impairment charges on certain cost method investments. At December 31, 2016, the Company has a valuation allowance of $88.2 million related to the portion of tax loss carryforwards and other items for which it is more likely than not that the tax benefit will not be realized.
A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Income tax (benefit) provision at the federal statutory rate of 35%	$(28,446)	$50,006	$94,475
Change in tax reserves, net	(828)	(2,928)	(86,151)
Foreign income taxed at a different statutory tax rate	(20,277)	(6,077)	(10,456)
State income taxes, net of effect of federal tax benefit	(3,880)	2,208	7,240
Realization of certain deferred tax assets	—	(22,440)	—
Non-taxable contingent consideration fair value adjustments	1,020	(4,517)	(4,439)
Non-taxable foreign currency exchange gains	(6,837)	(4,306)	—
Unbenefited losses	1,730	4,264	5,433
Non-deductible goodwill associated with the sale of Urbanspoon	—	—	6,982
Non-taxable sale and non-deductible goodwill associated with ShoeBuy	(13,142)	4,920	—
Goodwill impairment of Publishing	10,649	—	—
Non-deductible impairments for certain cost method investments	3,489	2,341	23,310
Deferred tax adjustment for enacted changes in tax laws and rates	(4,594)	—	—
Other, net	(3,818)	6,045	(1,022)
Income tax (benefit) provision	$(64,934)	$29,516	$35,372

No income taxes have been provided on indefinitely reinvested earnings of certain foreign subsidiaries aggregating $680.2 million at December 31, 2016. The estimated amount of the unrecognized deferred income tax liability with respect to such earnings would be $169.3 million.
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	December 31,
	2016	2015	2014
	(In thousands)
Balance at January 1	$40,808	$30,386	$275,813
Additions based on tax positions related to the current year	2,033	4,227	2,159
Additions for tax positions of prior years	2,676	14,467	1,622
Reductions for tax positions of prior years	(743)	(1,556)	(5,611)
Settlements	(5,107)	—	(5,092)
Expiration of applicable statutes of limitations	(1,295)	(6,716)	(238,505)
Balance at December 31	$38,372	$40,808	$30,386

The Company recognizes interest and, if applicable, penalties related to unrecognized tax benefits in the income tax provision. Included in the income tax provision for continuing operations for the years ended December 31, 2016, 2015 and 2014 is a $0.4 million expense, $0.1 million expense and $58.5 million benefit, respectively, net of related deferred taxes of $0.2 million, less than $0.1 million and $35.3 million, respectively, for interest on unrecognized tax benefits. Included in the income tax provision for discontinued operations for the years ended December 31, 2016, 2015 and 2014 is a less than $0.1 million benefit, less than $0.1 million benefit and $19.7 million benefit, respectively, net of related deferred taxes of less than $0.1 million, less than $0.1 million and $11.7 million, respectively, for interest on unrecognized tax benefits. At December 31, 2016 and 2015, the Company has accrued $2.6 million and $2.5 million, respectively, for the payment of interest. At December 31, 2016 and 2015, the Company has accrued $1.7 million and $2.2 million, respectively, for penalties.
The Company is routinely under audit by federal, state, local and foreign authorities in the area of income tax. These audits include questioning the timing and the amount of income and deductions and the allocation of income and deductions among various tax jurisdictions. The Internal Revenue Service is currently auditing the Company’s federal income tax returns for the years ended December 31, 2010 through 2012. The statute of limitations for the years 2010 through 2012 has been extended to December 31, 2017. Various other jurisdictions are open to examination for tax years beginning with 2009. Income taxes payable include reserves considered sufficient to pay assessments that may result from examination of prior year tax returns. Changes to reserves from period to period and differences between amounts paid, if any, upon resolution of audits and amounts previously provided may be material. Differences between the reserves for income tax contingencies and the amounts owed by the Company are recorded in the period they become known.
At December 31, 2016 and 2015, unrecognized tax benefits, including interest, were $41.0 million and $43.4 million, respectively. If unrecognized tax benefits at December 31, 2016 are subsequently recognized, $37.7 million, net of related deferred tax assets and interest, would reduce income tax expense for continuing operations. The comparable amount as of December 31, 2015 was $41.0 million. The Company believes that it is reasonably possible that its unrecognized tax benefits could decrease by $6.9 million by December 31, 2017, due to settlements and expirations of statutes of limitations; all of which would reduce the income tax provision for continuing operations.